Balances and Transactions with Interested and Related Parties (Details) - Schedule of Transactions with Interested and Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Transactions with Interested and Related Parties [Line Items]
General and administrative expenses	$ 1,537	$ 9,456
Total	1,537	9,456
Controlling shareholder [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Transactions with Interested and Related Parties [Line Items]
General and administrative expenses	141	5,012
Total	141	5,012
Key management personnel [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Transactions with Interested and Related Parties [Line Items]
General and administrative expenses	829	4,132
Total	829	4,132
Other interested and related parties [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of Transactions with Interested and Related Parties [Line Items]
General and administrative expenses	566	312
Total	$ 566	$ 312